Kansas City Southern de Mexico, S.A. de C.V.

Montes Urales 625

Lomas de Chapultepec

11000 Mexico, D.F.

Mexico

July 18, 2011

VIA EDGAR

Mr. Justin Dobbie, Esq.

Legal Branch Chief

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Kansas City Southern de Mexico, S.A. de C.V.
Registration Statement on Form S-4, filed June 16, 2011
(File No: 333-174931)

Dear Mr. Dobbie:

On behalf of Kansas City Southern de Mexico, S.A. de C.V. (the “Company”), this letter responds to the letter of the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”), dated July 13, 2011, setting forth comments to the Registration Statement (the “Registration Statement”) on Form S-4 filed with the Commission on June 16, 2011. We are filing concurrently with this letter Amendment No. 1 to the Registration Statement, which reflects revisions in response to the Staff’s comments.

Set forth below are the Staff’s comments, indicated in bold, and, in italics set forth immediately following each comment, our responses thereto.

Exhibit 5.1

1. Please refer to the third paragraph. We note that counsel assumes issues concerning the laws of the United Mexican States. While counsel may rely on a separate opinion for such matters, it is not appropriate to only assume such matters. Please revise.

In response to the Staff’s comment, counsel has revised the last sentence of the referenced paragraph in its legal opinion to read as follows:

“We express no opinion with respect to those matters and in so far as the opinions expressed herein relate to or are dependent upon matters governed by the laws of the United Mexican States, with your permission and consent, we have relied, without independent investigation and with his consent, upon the opinion of Edgar Aguileta Gutierrez, Senior Associate General Counsel of the Company.”

Please see the revised Exhibit 5.1 included in Amendment No. 1 to the Registration Statement.

2. Please refer to the fifth paragraph. We note the language under the heading (b). It is not appropriate for counsel to assume material facts underlying the opinion. Please revise.

Mr. Dobbie

United States Securities and Exchange Commission

July 18, 2011

In response to the Staff’s comment, counsel has deleted the referenced clause (b) of the fifth paragraph of its legal opinion.

Please see the revised Exhibit 5.1 included in Amendment No. 1 to the Registration Statement.

We look forward to the Staff’s responses to the foregoing. Please do not hesitate to contact the undersigned with any questions or to discuss this correspondence.

Very truly yours,

Kansas City Southern de Mexico, S.A. de C.V.

By:	/s/ José Guillermo Zozaya Delano
Name:	José Guillermo Zozaya Delano
Title:	President and Executive Representative

cc: Gary Kashar, White & Case LLP